Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Awards) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of restricted stock awards vested	$ 2,020	$ 1,147	$ 746
Fair value of restricted stock awards vested	1,650	1,270	887
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of restricted stock awards vested	$ 4,586
Weighted average fair value of restricted stock awards granted	$ 22.21	$ 17.19	$ 18.47